PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2014
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

8. PROPERTY AND EQUIPMENT, NET

        Property and equipment, net of accumulated depreciation and amortization, as of December 31, 2013 and 2014 consisted of the following:

	2013	2014	2014
	RUR	RUR	$
Servers and network equipment	9,739	14,530	258.3
Infrastructure systems	3,409	4,449	79.1
Land and buildings	1,172	3,735	66.4
Office furniture and equipment	1,002	1,323	23.5
Leasehold improvements	611	686	12.2
Other equipment	64	66	1.2
Assets not yet in use	1,599	2,032	36.1
Purchased technologies and licenses	2,466	3,968	70.5

Total	20,062	30,789	547.3
Less: accumulated depreciation and amortization	(10,333)	(13,682)	(243.2)

Total property and equipment, net	9,729	17,107	304.1

        Assets not yet in use primarily represent computer equipment, infrastructure systems and other assets under installation, including related prepayments, and comprise the cost of the assets and other direct costs applicable to purchase and installation. Leasehold improvements in the amount of RUR 13 and RUR 46 ($0.8) are included in assets not yet in use as of December 31, 2013 and 2014, respectively.

        Depreciation expenses related to property and equipment, except for purchased technologies and licenses, for the years ended December 31, 2012, 2013 and 2014 amounted to RUR 2,498, RUR 3,132 and RUR 3,480 ($61.9), respectively. Amortization expenses related to purchased technologies and licenses for the years ended December 31, 2012, 2013 and 2014 amounted to RUR 314, RUR 452 and RUR 762 ($13.5), respectively.

        The accumulated amortization of purchased technologies and licenses included in property and equipment was RUR 904 and RUR 1,608 ($28.6) as of December 31, 2013 and 2014, respectively. Estimated amortization expense over the next five years for purchased technologies and licenses included in property and equipment, net as of December 31, 2014 are as follows:

	RUR	$
For the year ending December 31, 2015	849	15.1
For the year ending December 31, 2016	703	12.5
For the year ending December 31, 2017	424	7.5
For the year ending December 31, 2018	234	4.2
For the year ending December 31, 2019	149	2.6
Thereafter	1	—

Total	2,360	41.9